SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense		¥ 64,165	¥ 4,061	¥ 27,333
Restricted shares
Number of Shares
Granted (in shares)		13,787,480
Vested (in shares)		(877,400)
Outstanding, end	12,910,080	12,910,080
Weighted average grant-date fair value per share (RMB)
Granted (in RMB per share)		¥ 6.1
Vested (in RMB per share)		(8.6)
Outstanding, end	¥ 6.0	¥ 6.0
Total share based compensation expense		¥ 4,697
Total unrecognized compensation expense	¥ 72,720	¥ 72,720
Weighted average period over which unrecognized compensation expense is expected to be recognized		2 years 1 month 6 days
Restricted shares | Employees, officers and directors
Number of Shares
Granted (in shares)	12,910,080